John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 38.7%					$359,526,041
(Cost $477,343,648)
Angola 0.3%					2,467,500
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,467,500
Argentina 2.4%					22,656,934
Provincia de Buenos Aires
Bond (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	5.250	09-01-37		10,689,333	3,560,830
Provincia de Rio Negro
Bond (6.625% to 9-10-23, then 6.875% thereafter) (A)	6.625	03-10-28		2,462,111	1,354,161
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,408,350
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.500	07-09-46		4,300,000	1,031,556
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		27,207,840	6,360,163
Bond (3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	3.875	01-09-38		26,540,579	7,941,874
Armenia 0.3%					3,051,600
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,051,600
Bahrain 1.9%					17,376,204
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,087,520
Bond (A)	7.000	10-12-28		3,450,000	3,452,024
Bond (A)	7.375	05-14-30		8,700,000	8,836,660
Brazil 2.2%					19,956,502
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,728,558
Note	10.000	01-01-27	BRL	88,000,000	16,227,944
Colombia 1.3%					12,207,620
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	5,670,073
Bond	5.000	06-15-45		6,900,000	4,552,828
Bond	5.200	05-15-49		3,000,000	1,984,719
Costa Rica 0.1%					996,400
Republic of Costa Rica
Bond	4.250	01-26-23		1,000,000	996,400
Dominican Republic 2.0%					18,914,987
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	3,809,550
Bond (A)	5.875	01-30-60		5,350,000	3,965,688
Bond	5.875	01-30-60		1,500,000	1,106,250
Bond (A)	5.950	01-25-27		1,500,000	1,457,423
Bond	5.950	01-25-27		900,000	874,454
Bond	6.850	01-27-45		5,800,000	5,024,250
Bond (A)	6.875	01-29-26		2,650,000	2,677,372
Egypt 2.7%					24,584,468
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	4,104,640
Bond (A)(B)	5.875	06-11-25		3,000,000	2,762,762
Bond (A)	7.500	01-31-27		3,700,000	3,311,086
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	7.903	02-21-48		9,200,000	$5,932,344
Bond	7.903	02-21-48		2,000,000	1,289,640
Bond	8.500	01-31-47		4,600,000	3,070,408
Bond (A)	8.875	05-29-50		6,000,000	4,113,588
El Salvador 0.2%					2,062,500
Republic of El Salvador
Bond	9.500	07-15-52		5,000,000	2,062,500
Georgia 0.1%					890,991
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	890,991
Ghana 0.5%					4,757,742
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	1,211,750
Bond (A)	7.875	02-11-35		1,200,000	415,992
Bond	8.125	01-18-26		3,150,000	1,354,500
Bond	8.950	03-26-51		5,300,000	1,775,500
Honduras 0.1%					896,098
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	896,098
Indonesia 1.0%					8,978,225
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,290,543
Bond	6.625	02-17-37		2,421,000	2,687,682
Iraq 0.8%					7,404,667
Republic of Iraq
Bond	5.800	01-15-28		6,928,625	6,222,223
Bond (A)	6.752	03-09-23		1,200,000	1,182,444
Ivory Coast 0.7%					6,840,483
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	6,840,483
Kenya 0.5%					5,054,294
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,618,400
Bond (A)	8.250	02-28-48		3,100,000	2,435,894
Mexico 1.0%					8,919,671
Government of Mexico
Bond	4.600	01-23-46		11,000,000	8,919,671
Morocco 0.5%					4,439,890
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,439,890
Namibia 0.3%					3,169,587
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,169,587
Nigeria 1.8%					16,907,189
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	1,696,998
Bond (A)	7.696	02-23-38		2,600,000	1,821,150
Bond (A)	7.875	02-16-32		2,000,000	1,534,994
Bond	7.875	02-16-32		4,500,000	3,453,737
Bond (A)	8.375	03-24-29		5,500,000	4,569,840
Bond	9.248	01-21-49		5,000,000	3,830,470
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date	Par value^	Value
Oman 2.4%				$22,218,336
Sultanate of Oman
Bond	5.625	01-17-28	6,000,000	5,874,844
Bond	6.750	01-17-48	11,500,000	10,514,729
Bond (A)	7.000	01-25-51	6,250,000	5,828,763
Panama 0.5%				4,383,010
Republic of Panama
Bond	6.700	01-26-36	3,050,000	3,221,760
Bond	8.875	09-30-27	1,000,000	1,161,250
Peru 0.2%				2,177,387
Republic of Peru
Bond	3.550	03-10-51	3,000,000	2,177,387
Philippines 1.3%				11,653,035
Republic of the Philippines
Bond	3.950	01-20-40	8,600,000	7,254,100
Bond	5.170	10-13-27	4,300,000	4,398,935
Qatar 2.0%				18,093,939
State of Qatar
Bond	4.500	04-23-28	4,100,000	4,121,921
Bond (A)	4.817	03-14-49	10,000,000	9,700,000
Bond (A)	5.103	04-23-48	4,250,000	4,272,018
Saudi Arabia 2.6%				24,432,904
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,284,514
Bond (A)	5.250	01-16-50	18,650,000	18,148,390
Senegal 0.3%				2,592,956
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,338,300
Bond	6.250	05-23-33	1,500,000	1,254,656
Serbia 0.1%				953,875
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	953,875
South Africa 1.7%				15,490,019
Republic of South Africa
Bond	4.300	10-12-28	3,300,000	2,988,809
Bond	5.875	04-20-32	8,000,000	7,389,423
Bond	7.300	04-20-52	5,800,000	5,111,787
South Korea 1.1%				10,240,826
Korea Development Bank
Bond	4.250	09-08-32	10,650,000	10,240,826
Sri Lanka 0.2%				2,299,468
Republic of Sri Lanka
Bond (C)	6.750	04-18-28	7,500,000	2,299,468
Turkey 4.4%				40,836,962
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	7,120,786
Republic of Turkey
Bond	4.250	04-14-26	9,000,000	7,965,000
Bond	5.875	06-26-31	10,000,000	8,139,700
Bond	5.950	01-15-31	5,000,000	4,123,300
Bond	6.000	01-14-41	18,650,000	13,488,176
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ukraine 0.6%				$5,781,972
Republic of Ukraine
Bond (A)(C)	7.253	03-15-35	22,800,000	4,749,696
GDP-Linked Bond (D)*	(0.304)	08-01-41	3,500,000	1,032,276
Uzbekistan 0.6%				5,837,800
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,197,800

Bond (A)	5.375	02-20-29	4,000,000	3,640,000
Corporate bonds 50.5%				$468,861,589
(Cost $580,406,658)
Argentina 0.3%				2,542,755
Telecom Argentina SA (A)	8.000	07-18-26	2,830,000	2,542,755
Austria 1.0%				9,354,284
Klabin Austria GmbH (A)	4.875	09-19-27	5,800,000	5,539,744
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,814,540
Bermuda 0.4%				3,637,501
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,637,501
Brazil 4.8%				44,979,817
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,663,831
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,462,822
MC Brazil Downstream Trading Sarl (A)	7.250	06-30-31	6,000,000	4,969,524
Odebrecht Holdco Finance, Ltd. (A)(E)	15.779	09-10-58	1,671,394	8,190
Odebrecht Holdco Finance, Ltd. (E)	15.779	09-10-58	1,396,835	6,844
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	27,541	27,541
Odebrecht Offshore Drilling Finance, Ltd. (0.000% Cash and 7.720% PIK) (A)	7.720	12-01-26	2,169,315	531,482
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(F)	0.000	01-03-23	253,378	160
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	6,588,562
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	7,106,000
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	8,584,267
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,613,199
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,417,395
Cayman Islands 0.0%				118,335
OEC Finance, Ltd. (A)(F)	7.500	01-03-23	1,642,370	92,794
OEC Finance, Ltd. (0.000% Cash and 7.875% PIK)	7.875	12-27-33	1,277,038	25,541
Chile 1.1%				10,279,276
Colbun SA	3.950	10-11-27	4,000,000	3,681,000
Enel Americas SA	4.000	10-25-26	4,000,000	3,759,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	2,839,236
Colombia 1.4%				13,137,932
Ecopetrol SA	5.875	05-28-45	9,700,000	6,679,032
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,766,711
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	1,919,500
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	2,772,689
Costa Rica 0.9%				8,454,600
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,454,600
Dominican Republic 1.2%				10,953,750
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	3,952,875
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,000,875
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Guatemala 0.5%				$4,850,975
CT Trust (A)	5.125	02-03-32	5,600,000	4,850,975
Hong Kong 0.4%				3,837,134
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	3,837,134
India 2.4%				22,021,557
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,355,816
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,592,518
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	2,940,700
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	5,487,106
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,826,715
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	2,818,702
Indonesia 4.7%				43,328,203
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,141,899
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,819,141
Pertamina Persero PT	6.000	05-03-42	8,200,000	7,904,718
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,785,057
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,677,388
Luxembourg 3.5%				32,391,436
Hidrovias International Finance Sarl (A)	4.950	02-08-31	6,000,000	4,660,200
Kenbourne Invest SA (A)	4.700	01-22-28	3,881,000	2,813,863
Kenbourne Invest SA (A)	6.875	11-26-24	2,485,000	2,298,625
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	621,631
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,720,394
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,304,190
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,670,033
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,302,500
Mauritius 1.4%				13,262,649
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,461,548
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,811,507
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	2,989,594
Mexico 10.6%				98,157,082
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,817,760
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	1,926,320
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,394,913
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,298,413
Credito Real SAB de CV (C)(F)	9.125	11-29-27	3,500,000	33,950
Credito Real SAB de CV (A)(C)	9.500	02-07-26	11,760,000	132,300
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	6,944,120
Cydsa SAB de CV	6.250	10-04-27	943,000	861,619
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,054,059
Infraestructura Energetica Nova SAPI de CV (A)	4.750	01-15-51	5,700,000	4,121,727
Infraestructura Energetica Nova SAPI de CV (A)	4.875	01-14-48	2,800,000	2,016,000
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	2,668,693
Mexico City Airport Trust	3.875	04-30-28	6,000,000	5,353,392
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,269,994
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,160,470
Mexico City Airport Trust	5.500	07-31-47	4,000,000	2,991,577
Petroleos Mexicanos	6.500	03-13-27	5,300,000	4,800,163
Petroleos Mexicanos	6.625	06-15-35	10,880,000	7,675,840
Petroleos Mexicanos	7.690	01-23-50	38,000,000	26,150,051
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	5,214,876
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Unifin Financiera SAB de CV (A)(C)	8.375	01-27-28	11,500,000	270,845
Mongolia 0.3%				$2,834,587
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	2,834,587
Netherlands 3.1%				28,984,224
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,076,813
Metinvest BV	7.750	10-17-29	6,500,000	3,250,000
Prosus NV (A)	4.027	08-03-50	8,870,000	5,413,205
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	3,741,000
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,629,000
VEON Holdings BV	7.250	04-26-23	5,392,000	4,874,206
Panama 0.8%				7,358,829
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	2,927,079
Banco General SA (A)	4.125	08-07-27	4,750,000	4,431,750
Paraguay 0.3%				2,379,025
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,379,025
Peru 3.7%				34,773,164
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,881,250	5,307,828
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,231,000
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,454,836
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,490,050
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,085,000
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,774,400
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,300,050
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	5,130,000
Singapore 1.9%				17,140,626
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,143,040	5,251,583
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,040,363
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,848,680
South Korea 0.4%				4,054,657
Korea Electric Power Corp. (A)	5.500	04-06-28	4,000,000	4,054,657
Thailand 0.8%				7,769,573
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52	3,000,000	2,400,629
PTTEP Canada International Finance, Ltd. (A)(B)	6.350	06-12-42	2,600,000	2,674,250
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,255,890
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,438,804
Togo 0.4%				3,907,686
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	3,907,686
United Kingdom 1.7%				15,608,300
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	4,466,000
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	4,170,000
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	6,972,300
United States 1.8%				16,737,303
ATP Tower Holdings LLC (A)	4.050	04-27-26	2,000,000	1,731,103
JBS USA LUX SA (A)	3.625	01-15-32	5,000,000	4,125,000
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	2,832,000
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	8,049,200
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands, British 0.7%				$6,006,329
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	6,006,329

	Shares	Value
Common stocks 0.1%		$500,500
(Cost $5,909,631)
Canada 0.1%		500,500
Frontera Energy Corp. (D)	62,290	500,500

	Yield (%)	Shares	Value
Short-term investments 9.2%			$85,738,042
(Cost $85,737,306)
Short-term funds 0.4%			3,738,042
John Hancock Collateral Trust (G)	3.8739(H)	374,040	3,738,042

	Par value^	Value
Repurchase agreement 8.8%		82,000,000
Barclays Tri-Party Repurchase Agreement dated 11-30-22 at 3.750% to be repurchased at $82,008,542 on 12-1-22, collateralized by $28,783,500 U.S. Treasury Bonds, 3.875% due 8-15-40 (valued at $28,815,248) and $55,418,001 U.S. Treasury Inflation Indexed Notes, 0.375% due 7-15-23 (valued at $54,833,521)	82,000,000	82,000,000

Total investments (Cost $1,149,397,243) 98.5%	$914,626,172
Other assets and liabilities, net 1.5%	13,699,805
Total net assets 100.0%	$928,325,977

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $481,633,955 or 51.9% of the fund’s net assets as of 11-30-22.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $3,698,087.
(C)	Non-income producing - Issuer is in default.
(D)	Non-income producing security.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-22:
Foreign government obligations	38.7%
Energy	15.7%
Materials	9.5%
Utilities	6.4%
Industrials	6.2%
Communication services	6.0%
Financials	3.8%
Consumer staples	1.7%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Consumer discretionary	0.9%
Health care	0.4%
Short-term investments and other	10.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$359,526,041	—	$359,526,041	—
Corporate bonds	468,861,589	—	468,861,589	—
Common stocks	500,500	$500,500	—	—
Short-term investments	85,738,042	3,738,042	82,000,000	—
Total investments in securities	$914,626,172	$4,238,542	$910,387,630	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	374,040	$19,322,766	$5,473,583	$(21,056,625)	$(5,752)	$4,070	$34,215	—	$3,738,042
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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